Relationship with Parent and Related Entities - Components of General Allocated Corporate Expenses (Details) (10-K) - Affiliated Entity - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative
Related Party Transaction [Line Items]
Management fees					$ 31,357	$ 17,394	$ 11,293
SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Management fees	$ 10,089	$ 5,381	$ 19,320	$ 11,057	35,147	19,845	13,063
SolarWinds Holdings, Inc. | General and administrative
Related Party Transaction [Line Items]
Management fees	10,012	4,637	19,101	9,388
SolarWinds Holdings, Inc. | Research and development
Related Party Transaction [Line Items]
Management fees	63	400	135	853	1,672	1,224	852
SolarWinds Holdings, Inc. | Sales and marketing
Related Party Transaction [Line Items]
Management fees	6	326	34	710	1,969	1,128	830
SolarWinds Holdings, Inc. | Cost of revenue
Related Party Transaction [Line Items]
Management fees	$ 8	$ 18	$ 50	$ 106	$ 149	$ 99	$ 88